UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-NT

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   DECEMBER 31, 2006
                                                 -----------------

Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):      [   ]   is a restatement.
                                            [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hite Capital Management, LLC
Address:      432 Park Ave. South
              New York, New York 10016

Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Alex Greyserman
Title:        Principal
Phone:        (212) 561-1200

Signature, Place, and Date of Signing:

/S/ ALEX GREYSERMAN             NEW YORK, NEW YORK                3/28/07
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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Included Managers:                Hite Harmony Fund, Ltd.
                                                Hite Fusion Fund, LLC